PaineWebber Financial Services Growth Fund Inc.                    Annual Report

Performance at a Glance
--------------------------------------------------------------------------------

Comparison of the change of a $10,000 investment in PaineWebber Financial Services Growth Fund Inc. (Class A) and the S&P 500 Index, for the 10-year period ended March 31, 2000.

                                  [LINE GRAPH]

                                              PaineWebber Financial
                                              Services Growth Fund
                                                    (Class A)      S&P 500 Index
         Mar-90                                         9,546         10,265
                                                        9,414         10,009
                                                        9,845         10,983
                                                        9,717         10,910
                                                        9,527         10,875
                                                        8,631          9,893
                                                        7,892          9,412
                                                        7,612          9,372
                                                        8,127          9,977
                                                        8,806         10,254
                                                        9,421         10,699
                                                       10,333         11,463
         Mar-91                                        10,823         11,741
                                                       11,461         11,769
                                                       11,950         12,275
                                                       11,773         11,713
                                                       12,647         12,259
                                                       13,406         12,548
                                                       13,429         12,338
                                                       13,705         12,504
                                                       13,026         12,001
                                                       14,563         13,372
                                                       14,899         13,123
                                                       15,549         13,292
         Mar-92                                        15,502         13,034
                                                       15,909         13,416
                                                       16,663         13,482
                                                       16,744         13,281
                                                       17,289         13,823
                                                       16,849         13,541
                                                       17,313         13,701
                                                       17,812         13,747
                                                       19,192         14,215
                                                       20,195         14,390
                                                       21,020         14,510
                                                       21,543         14,708
         Mar-93                                        22,601         15,018
                                                       21,683         14,655
                                                       21,264         15,046
                                                       21,794         15,090
                                                       22,190         15,029
                                                       22,797         15,599
                                                       23,416         15,479
                                                       22,868         15,799
                                                       21,817         15,649
                                                       22,280         15,838
                                                       23,004         16,377
                                                       22,422         15,933
         Mar-94                                        21,891         15,240
                                                       22,487         15,435
                                                       23,405         15,687
                                                       23,522         15,302
                                                       23,651         15,804
                                                       24,194         16,451
                                                       23,470         16,049
                                                       23,108         16,409
                                                       21,891         15,811
                                                       22,112         16,045
                                                       22,789         16,461
                                                       24,002         17,101
         Mar-95                                        24,128         17,606
                                                       24,989         18,124
                                                       25,990         18,847
                                                       26,850         19,284
                                                       28,303         19,922
                                                       29,924         19,972
                                                       30,573         20,815
                                                       30,376         20,740
                                                       31,913         21,648
                                                       32,607         22,066
                                                       32,750         22,816
                                                       33,178         23,029
         Mar-96                                        33,543         23,250
                                                       33,780         23,591
                                                       34,430         24,198
                                                       34,510         24,290
                                                       34,113         23,216
                                                       35,920         23,706
                                                       37,759         25,038
                                                       39,487         25,729
                                                       42,214         27,672
                                                       42,049         27,124
                                                       43,599         28,816
                                                       45,443         29,044
         Mar-97                                        43,174         27,853
                                                       44,650         29,513
                                                       47,195         31,317
                                                       50,293         32,710
                                                       53,705         35,311
                                                       52,636         33,333
                                                       56,287         35,157
                                                       55,679         33,982
                                                       57,136         35,556
                                                       61,056         36,167
                                                       59,199         36,565
                                                       62,502         39,201
         Mar-98                                        65,590         41,209
                                                       65,590         41,629
                                                       63,929         40,913
                                                       65,766         42,574
                                                       64,046         42,123
                                                       52,437         36,036
                                                       55,349         38,346
                                                       57,792         41,459
                                                       60,509         43,972
                                                       62,468         46,505
                                                       60,628         48,449
                                                       59,389         46,942
         Mar-99                                        60,469         48,820
                                                       63,548         50,709
                                                       61,608         49,512
                                                       62,208         52,260
                                                       59,169         50,630
                                                       55,110         50,376
                                                       52,010         48,996
                                                       59,509         52,097
                                                       56,949         53,155
                                                       56,584         56,281
                                                       52,371         53,455
                                                       48,592         52,445
         Mar-00                                        55,097         57,574



The graph depicts the performance of PaineWebber Financial Services Growth Fund Inc. (Class A) versus the S&P 500 Index. It is important to note PaineWebber Financial Services Growth Fund Inc. is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns, periods ended 3/31/00

                                               6 Months   1 Year   5 Years  10 Years  Inception(degree)

                                Class A*         5.93%     -8.88%    17.96%    19.16%  14.00%
         Before Deducting       Class B**        5.46      -9.63     17.05     N/A     18.68
     Maximum Sales Charge       Class C+         5.51      -9.59     17.05     N/A     15.55
                                Class Y++        5.92      -8.76      N/A      N/A     -7.67

          After Deducting       Class A*         1.15     -12.97     16.87     18.61   13.62
     Maximum Sales Charge       Class B**        0.46     -14.01     16.84     N/A     18.68
                                Class C+         4.51     -10.46     17.05     N/A     15.55

            S&P 500 Index                        17.50     17.93     26.75     18.82   17.01
  S&P 500 Financial Index                        11.17     -1.04     25.86     19.91   14.41
Lipper Financial Services                        5.94      -4.73     19.15     19.14   13.96
             Funds Median

PaineWebber Utility Income Fund                                    Annual Report

Performance at a Glance
--------------------------------------------------------------------------------

Comparison of the change of a $10,000 investment in PaineWebber Utility Income Fund (Class A), the S&P 500 Index and the S&P 500 Utility Index, for the period from Fund inception on July 2, 1993 through March 31, 2000.

                                  [LINE GRAPH]

                                         PaineWebber Utility
                                          Income Growth Fund
                                                (Class A)     S&P 500 Index  S&P Utility Index
   Jul-93                                         9,628         10,295           10,462
                                                  9,904         10,038           10,704
   Sep-93                                         9,857         11,015           11,222
                                                  9,770         10,941           11,194
                                                  9,365         10,906           11,174
                                                  9,484          9,922           10,610
                                                  9,528          9,439           10,555
                                                  9,088          9,400           10,624
   Mar-94                                         8,789         10,006           10,024
                                                  8,851         10,284            9,684
                                                  8,579         10,730            9,927
                                                  8,444         11,497            9,658
                                                  8,729         11,775            9,682
                                                  8,752         11,803           10,007
   Sep-94                                         8,541         12,311            9,977
                                                  8,541         11,747            9,729
                                                  8,545         12,294            9,805
                                                  8,563         12,584            9,664
                                                  9,001         12,374            9,719
                                                  9,106         12,540           10,476
   Mar-95                                         9,052         12,036           10,456
                                                  9,163         13,410           10,390
                                                  9,651         13,161           10,779
                                                  9,652         13,331           11,114
                                                  9,669         13,072           11,162
                                                  9,821         13,455           11,448
   Sep-95                                        10,193         13,521           11,682
                                                 10,408         13,320           12,414
                                                 10,564         13,863           12,678
                                                 11,030         13,580           12,816
                                                 11,214         13,740           13,717
                                                 10,841         13,787           13,896
   Mar-96                                        10,719         14,256           13,352
                                                 10,509         14,431           13,063
                                                 10,647         14,553           13,219
                                                 11,022         14,750           13,190
                                                 10,590         15,062           13,722
                                                 10,806         14,697           12,835
   Sep-96                                        10,910         15,090           13,134
                                                 11,312         15,133           13,260
                                                 11,680         15,073           13,919
                                                 11,901         15,644           14,231
                                                 12,048         15,524           14,144
                                                 11,969         15,845           14,213
   Mar-97                                        11,558         15,694           14,094
                                                 11,502         15,884           13,667
                                                 11,955         16,424           13,437
                                                 12,499         15,979           14,036
                                                 12,910         15,284           14,470
                                                 12,705         15,480           14,785
   Sep-97                                        13,537         15,732           14,539
                                                 13,514         15,347           15,165
                                                 14,263         15,850           15,297
                                                 14,966         16,498           16,400
                                                 14,873         16,096           17,632
                                                 15,175         16,456           16,907
   Mar-98                                        16,083         15,857           17,506
                                                 15,558         16,092           18,622
                                                 15,360         16,509           18,248
                                                 15,695         17,151           18,177
                                                 15,471         17,657           18,848
                                                 14,695         18,176           17,890
   Sep-98                                        15,922         18,901           18,203
                                                 15,863         19,340           19,721
                                                 16,254         19,980           19,374
                                                 16,892         20,030           19,649
                                                 16,427         20,875           20,237
                                                 16,022         20,800           19,302
   Mar-99                                        16,283         21,711           18,613
                                                 17,097         22,130           18,343
                                                 17,732         22,883           19,944
                                                 17,320         23,095           21,173
                                                 17,187         23,317           20,472
                                                 16,826         23,660           20,222
   Sep-99                                        16,441         24,268           20,477
                                                 17,312         24,360           19,492
                                                 17,082         23,283           19,781
                                                 17,478         23,775           18,265
                                                 17,903         25,111           18,441
                                                 17,271         25,804           20,405
   Mar-00                                        18,207         27,752           19,258



Past performance is no guarantee of future performance. The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.


The graph depicts the performance of PaineWebber Utility Income Fund (Class A) versus the S&P 500 Index and the S&P 500 Utility Index. It is important to note PaineWebber Utility Income Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

         Average Annual Total Returns, periods ended 3/31/00

                                                 6 Months     1 Year      5 Years     Inception(degree)

                                  Class A*         10.75%      11.82%      15.00%      10.02%
           Before Deducting       Class B**        10.22       10.78       14.11        9.27
       Maximum Sales Charge       Class C+         10.30       10.92       14.12        9.18
                                  Class Y++        10.85       12.00       N/A         14.41

            After Deducting       Class A*          5.76        6.79       13.94        9.28
       Maximum Sales Charge       Class B**         5.22        5.78       13.88        9.27
                                  Class C+          9.30        9.92       14.12        9.18

              S&P 500 Index                        17.50       17.93       26.75       21.95
      S&P 500 Utility Index                         2.26        8.66       13.92       10.02
Lipper Utility Funds Median                        14.67       22.41       19.23       12.86



The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Six-month and one-year returns are cumulative.


(degree) Inception: since commencement of issuance on July 2, 1993 for Class A,
         Class B and Class C shares, and September 10, 1998 for Class Y shares. Index performance is shown as of inception of oldest share class.

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

PaineWebber Financial Services Growth Fund Inc.                    Annual Report
PaineWebber Utility Income Fund



                                                                    May 15, 2000
Dear Shareholder,

   We are pleased to present you with the annual report for PaineWebber Financial Services Growth Fund Inc. and PaineWebber Utility Income Fund for the fiscal year ended March 31, 2000.

Market Review
--------------------------------------------------------------------------------

   Technology was the hot story in the stock market throughout the fiscal year ended March 31, 2000. The technology-heavy NASDAQ Composite Index gained 85.78% for the fiscal year, far ahead of the other major market indices. The economy continued to grow at a rate well above its long-term trend, and the Federal Reserve (the "Fed") responded with a series of interest rate hikes that raised the Federal Funds rate to 6.00% from 4.75%. As a result, many financial service stocks sustained losses for the fiscal year.

   The new century began as the old one concluded, with momentum investors driving technology stock prices ever higher and value investors awaiting their turn. The market's valuation bifurcation was captured by popular reference to the "old economy" and the "new economy" stocks. The former were dismissed as irrelevant in today's Internet economy, while the latter were hailed as the new wave. By fiscal year-end, however, the "new wave" appeared to have broken--technology stocks began a sharp correction and industrial, financial and energy stocks enjoyed renewed interest.

Outlook

   In our view, this valuation adjustment is an inevitable and healthy realignment, and may lead to a long-anticipated broadening of the stock market. As the market completes its adjustment, investors are likely to turn their attention to earnings. Consensus expectations suggest that overall earnings growth rates this year will be healthy, in the 12-15% range.

   The economic fundamentals appear favorable. The consensus estimate of real GDP growth in 2000 stands at about 3.4%; early estimates for real GDP growth in 2001 stand at about 3.5%. It seems likely that the economy will remain healthy, with tolerable inflation of around 2.5% per year. Long-term interest rates, as gauged by the 30-year U.S. Treasury bond, have been ranging around six percent.

PaineWebber Financial Services Growth Fund Inc.                    Annual Report
PaineWebber Utility Income Fund

PaineWebber Financial Services
Growth Fund Inc.
--------------------------------------------------------------------------------

PaineWebber Financial Services Growth Fund Inc.

Investment Goal:
Long-term capital appreciation

Portfolio Managers:
Andrew Dinnhaupt,
Mark Tincher, Chief Investment Officer of Equities
Mitchell Hutchins Asset Management Inc.

Commencement:
May 22, 1986 (Class A)
July 1, 1991 (Class B)
July 2, 1992 (Class C)
March 30, 1998 (Class Y)

Dividend Payments:
Annually


Performance

   During the fiscal year, rising interest rates and earnings disappointments battered the financial services sector. The sector, as measured by the S&P Financial Index, lost 1.04% for the 12 months ended March 31, 2000. The broad market, as measured by the S&P 500 Index, gained 17.93% for the period. Like the broad market, gains in the financial sector were limited to a small number of large-capitalization stocks. Mid- to small-capitalization stocks generally sustained losses.

Portfolio Highlights

   During the second half of the Fund's fiscal year we worked to resolve some of the difficulties the Fund faced during the first half. In the last report as of September 30, 1999, we cited the Fund's overweighting in small-capitalization companies as one of the main causes of its underperformance. At that time we had begun to increase the Fund's median market cap in an effort to bring the Fund more into line with its competition. During the past six months we continued that process, increasing the Fund's median market cap from $13.1 billion on September 30, 1999 to $25.9 billion on March 31, 2000. This move helped Fund performance during the period.

   We continue to believe that the larger capitalization companies in the financial sector have the strongest fundamentals and the greatest earnings prospects.

   A second cause of the Fund's underperformance was its low exposure to brokerage-company stocks, which performed strongly from October 1998 to February 1999. We began to add select brokerage stocks to the portfolio in February 1999, and by fiscal year-end the Fund's exposure had reached about 29%. Fund performance benefited as a result. During the final two weeks of the fiscal year, however, bank stocks rallied and beat out brokerage stocks, which hurt the Fund's performance compared to competitors that had taken larger positions in banks.

   During the second half of the fiscal year we reduced the Fund's exposure to life and property/casualty insurers, cutting the total insurance weighting to about 16% by March 31, 2000.

PaineWebber Financial Services Growth Fund Inc.                    Annual Report
PaineWebber Utility Income Fund


Going Forward

   Investors are likely to return to the financial services sector once the Fed nears the end of its interest-rate-tightening cycle. The regional bank rally at the end of the fiscal year does not seem sustainable to us; we expect those banks to announce earnings disappointments in the coming months. We intend to maintain the Fund's current exposures--we look for better performance among the brokers, asset managers and money-center banks for the rest of 2000. In keeping with the pattern over the last fiscal year, we believe that the largest companies with the best-known names will be the strongest performers.

PaineWebber Financial Services Growth Fund Inc.
--Portfolio Statistics

Characteristics*                            3/31/00                     9/30/99
--------------------------------------------------------------------------------
Net Assets ($mm)                            $258.8                      $321.3
Beta(1)                                      1.36                        0.86
Dividend Yield                               0.95%                       1.58%
Number of Securities                          49                          57
Stocks                                       95.1%                       92.0%
Cash & Equivalents                           4.9%                        8.0%
--------------------------------------------------------------------------------

Sector Allocation*              3/31/00                                         9/30/99
----------------------------------------------------------------------------------------
Brokerage & Asset Management      29.0%           Banks                            35.1%
Banks                              24.7           Insurance                        25.9
Financial Services                 18.5           Financial Services               15.7
Insurance                          15.7           Cash & Equivalents                8.0
Business Services                   7.2           Thrift Institutions               6.5
Cash & Equivalents                  4.9           Brokerage & Asset Management      5.3
                                                  Business Services                 3.5
----------------------------------------------------------------------------------------
Total                             100.0           Total                           100.0

* Weightings represent percentages of portfolio assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

(1) Beta is a measure of a stock portfolio's risk relative to the overall market, as measured by the S&P 500 Index. The market has a Beta of 1. If a portfolio has a Beta greater than 1, it is riskier than the market; if it has a Beta less than 1, it is less risky than the market.

PaineWebber Financial Services Growth Fund Inc.                    Annual Report
PaineWebber Utility Income Fund


Top Ten Holdings*                    3/31/00                                     9/30/99
-----------------------------------------------------------------------------------------
Chase Manhattan Corp.                   4.7%   American International Group Inc.     3.6%
AMBAC Financial Group Inc.              4.7    AXA Financial Inc.                    3.5
Lehman Brothers Holdings, Inc.          4.5    Bank of New York Company Inc.         3.2
AXA Financial Inc.                      4.4    AMBAC Financial Group Inc.            3.0
Kansas City Southern Industries, Inc.   4.3    Nationwide Financial Services Inc.    2.9
Travelers Property Casualty Corp.       4.3    Firstar Corp.                         2.9
Citigroup, Inc.                         3.9    Associates First Capital Corp.        2.9
Capital One Financial Corp.             3.9    Travelers Property Casualty Corp.     2.7
Affiliated Managers Group Inc.          3.7    UnionBanCal Corp.                     2.6
Wells Fargo & Co.                       3.5    Federal Home Loan Mortgage Corp.      2.6
-----------------------------------------------------------------------------------------
Total                                  41.9    Total                                29.9


* Weightings represent percentages of portfolio assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

PaineWebber Financial Services Growth Fund Inc.                    Annual Report
PaineWebber Utility Income Fund


PaineWebber Utility Income Fund
--------------------------------------------------------------------------------

PaineWebber Utility Income Fund

Investment Goal:
Current income and capital appreciation

Portfolio Managers:
Equity Component--
Mark Tincher, Chief Investment Officer of Equities
Christopher Solmssen
Mitchell Hutchins Asset Management Inc.

Fixed Income Component--
Julieanna Berry
James F. Keegan
Mitchell Hutchins Asset Management Inc.

Commencement:
July 2, 1993 (Classes A, B and C)
September 10, 1998 (Class Y)

Dividend Payments:
Quarterly


Performance

   For the fiscal year ended March 31, 2000, the Fund lagged the Lipper Utility Median and the S&P 500 Index. The Fund outperformed the S&P 500 Utility Index before deducting sales charges. Fund performance lagged for the first half of the fiscal year, because the Fund's value-oriented investment style under-performed growth-oriented styles and because the entire utility sector performed poorly. The utility sector experienced a dramatic turnaround in the first three months of 2000 and the Fund's investment style fared better as well. The second-half boost lifted Fund performance for the fiscal year.

Portfolio Highlights

   During the second half of the fiscal year we continued to increase the Fund's exposure to the "new utility" companies and to telecommunications companies. Stocks added or increased during the second half included Calpine (CPN), the high-growth power generation company; and Qwest Communications (Q), which moved into the Fund's top ten holdings. Recent sales include the holdings in American Water Works (AWK) and Texas Utilities (TXU). Both of these stocks were sold to raise cash.

   The Fund remains true to its utility discipline while maintaining a focus on income. We strive to balance the Fund's dual goals of maintaining a dividend yield of 3%, or at least twice the dividend yield of the S&P 500, and participating in the higher growth sectors of the utility industry. We seek to achieve the Fund's goal of low risk and high income through investments in electric utilities and some fixed income securities. The growth segment of the portfolio consists primarily of telecommuni-cations, gas utility and media stocks. The overall Beta of the Fund is less than one, signifying lower risk than the overall market.

Merger Proposal

   On February 10, 2000, the Board of Trustees unanimously approved the merger of the PaineWebber Utility Income Fund into the PaineWebber Balanced Fund. Pending approval by shareholders of record (as of the close of business on March 31, 2000) at a special meeting to be held on or about June 12, 2000, the merger would become effective on June 23, 2000.

PaineWebber Financial Services Growth Fund Inc.                    Annual Report
PaineWebber Utility Income Fund

PaineWebber Utility Income Fund--Portfolio Statistics

Characteristics*                           3/31/00                     9/30/99
--------------------------------------------------------------------------------
Net Assets ($mm)                            $29.7                       $31.8
Beta(1)                                      0.33                         0.20
Dividend Yield                               2.43%                        3.02%
Number of Securities                          44                          53
Stocks                                       94.6%                       94.2%
Bonds                                        4.5%                         5.4%
Cash & Equivalents                           0.9%                         0.4%
--------------------------------------------------------------------------------



Top Five Sectors*                  3/31/00                                                9/30/99
--------------------------------------------------------------------------------------------------
Long Distance & Phone               47.0%       Utilities                                 74.9%
Utilities                           38.4        Energy                                     7.3
Consumer Cyclicals                   9.5        Technology                                 5.1
Energy                               4.2        Consumer Cyclicals                         1.1
Cash & Equivalents                   0.9        Basic Materials                            0.8
--------------------------------------------------------------------------------------------------
Total                              100.0        Total                                     89.2



Top Ten Equity Holdings*           3/31/00                                                9/30/99
--------------------------------------------------------------------------------------------------
NTL Inc.                             5.5%       NTL Inc.                                   4.0%
Calpine Corp.                        4.8        MCI Worldcom Inc.                          3.4
Qwest Communications Int'l Inc.      4.4        Bell Atlantic Corp.                        3.2
Dynegy Inc.                          4.2        BellSouth Corp.                            3.1
Univision Communications, Inc.       3.8        CMS Energy Corp.                           3.1
U.S. West, Inc.                      3.7        Century Telephone Enterprises, Inc.        2.9
Level 3 Communications Inc.          3.6        American Water Works Co. Inc.              2.7
BellSouth Corp.                      3.5        U.S. West, Inc.                            2.7
MCI Worldcom Inc.                    3.4        New Century Energies Inc.                  2.6
SBC Communications Inc.              3.3        Univision Communications, Inc.             2.5
--------------------------------------------------------------------------------------------------
Total                               40.2        Total                                     30.2


* Weightings represent percentages of portfolio assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.
(1) Beta is a measure of a stock portfolio's risk relative to the overall market, as measured by the S&P 500 Index. The market has a Beta of 1. If a portfolio has a Beta greater than 1, it is riskier than the market; if it has a Beta less than 1, it is less risky than the market.

PaineWebber Financial Services Growth Fund Inc.                    Annual Report
PaineWebber Utility Income Fund



   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a Quarterly Review on PaineWebber Financial Services Growth Fund Inc., PaineWebber Utility Income Fund or another fund in the PaineWebber Family of Funds,2 please contact your Financial Advisor.

   Sincerely,

/s/ Margo Alexander
MARGO ALEXANDER
Chairman and Chief Executive Officer
Mitchell Hutchins Asset Management Inc.


/s/ Mark A. Tincher
MARK A. TINCHER
Managing Director and Chief Investment
Officer--Equities Portfolio Manager,
PaineWebber Financial Services
Growth Fund Inc. and PaineWebber
Utility Income Fund


/s/ Christopher T. Solmssen
CHRISTOPHER T. SOLMSSEN
Vice President
Mitchell Hutchins Asset Management Inc.
Portfolio Manager, PaineWebber
Utility Income Fund


/s/ James F. Keegan
JAMES F. KEEGAN
Senior Vice President
Mitchell Hutchins Asset Management Inc.
Portfolio Manager, PaineWebber
Utility Income Fund


/s/ Brian M. Storms
BRIAN M. STORMS
President and Chief Operating Officer
Mitchell Hutchins Asset Management Inc.


/s/ Andrew B. Dinnhaupt
ANDREW B. DINNHAUPT
Vice President
Mitchell Hutchins Asset Management Inc.
Lead Portfolio Manager, PaineWebber
Financial Services Growth Fund Inc.


/s/ Julieanna M. Berry
JULIEANNA M. BERRY
First Vice President
Mitchell Hutchins Asset Management Inc.
Portfolio Manager, PaineWebber
Utility Income Fund






This letter is intended to assist shareholders in understanding how the Funds performed during the fiscal year ended March 31, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

(2) Mutual funds are sold by prospectus only. The prospectuses for the Funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

                      [This Page Intentionally Left Blank]

PaineWebber Financial Services Growth Fund Inc.

Performance Results (unaudited)

                                                                                        Total Return(1)
                                                                           -----------------------------------
                                   Net Asset Value                            12 Months            6 Months
                         ------------------------------------              -----------------------------------
                         03/31/00      09/30/99      03/31/99              Ended 03/31/00       Ended 03/31/00
----------------------------------------------------------------------------------------------------------------
Class A Shares            $26.68        $26.01        $30.24                    (8.88)%              5.93%
----------------------------------------------------------------------------------------------------------------
Class B Shares             25.73         25.15         29.35                    (9.63)               5.46
----------------------------------------------------------------------------------------------------------------
Class C Shares             25.68         25.09         29.28                    (9.59)               5.51
----------------------------------------------------------------------------------------------------------------

Performance Summary Class A Shares

                             Net Asset Value
                         ----------------------         Capital Gains                                Total
Period Covered           Beginning       Ending          Distributed       Dividends Paid           Return(1)
----------------------------------------------------------------------------------------------------------------
05/22/86-12/31/86        $  9.25       $  8.31               --                  --                (10.16)%
----------------------------------------------------------------------------------------------------------------
1987                        8.31          6.88             $0.2265             $0.3703             (11.05)
----------------------------------------------------------------------------------------------------------------
1988                        6.88          7.70               --                 0.2375              15.38
----------------------------------------------------------------------------------------------------------------
1989                        7.70          9.08               --                 0.2900              21.71
----------------------------------------------------------------------------------------------------------------
1990                        9.08          7.73               --                 0.2410             (12.33)
----------------------------------------------------------------------------------------------------------------
1991                        7.73         12.55               --                 0.2070              65.37
----------------------------------------------------------------------------------------------------------------
1992                       12.55         17.38               --                 0.0237              38.68
----------------------------------------------------------------------------------------------------------------
1993                       17.38         17.22             1.8425               0.0820              10.32
----------------------------------------------------------------------------------------------------------------
1994                       17.22         15.68             1.2660               0.1345              (0.75)
----------------------------------------------------------------------------------------------------------------
1995                       15.68         20.57             2.2099               0.2942              47.46
----------------------------------------------------------------------------------------------------------------
1996                       20.57         22.80             3.3870               0.2300              28.96
----------------------------------------------------------------------------------------------------------------
1997                       22.80         31.24             1.5895               0.2068              45.20
----------------------------------------------------------------------------------------------------------------
1998                       31.24         31.24             0.4139               0.2780               2.31
----------------------------------------------------------------------------------------------------------------
1999                       31.24         27.40             0.7891               0.0779              (9.42)
----------------------------------------------------------------------------------------------------------------
01/01/00 - 03/31/00        27.40         26.68                --                   --               (2.63)
----------------------------------------------------------------------------------------------------------------
                                                             Totals:            $11.7244            $2.6729
----------------------------------------------------------------------------------------------------------------
                                                           Cumulative Total Return as of 03/31/00:  515.53%
----------------------------------------------------------------------------------------------------------------


Performance Summary Class B Shares

                             Net Asset Value
                         ----------------------         Capital Gains                                Total
Period Covered           Beginning       Ending          Distributed       Dividends Paid           Return(1)
----------------------------------------------------------------------------------------------------------------
07/01/91-12/31/91         $10.24        $12.56               --                $0.0640              23.30%
----------------------------------------------------------------------------------------------------------------
1992                       12.56         17.31               --                  --                 37.82
----------------------------------------------------------------------------------------------------------------
1993                       17.31         17.04             $1.8425              0.0571               9.57
----------------------------------------------------------------------------------------------------------------
1994                       17.04         15.47              1.2660              0.0344              (1.53)
----------------------------------------------------------------------------------------------------------------
1995                       15.47         20.21              2.2099              0.1766              46.36
----------------------------------------------------------------------------------------------------------------
1996                       20.21         22.32              3.3870              0.0592              28.00
----------------------------------------------------------------------------------------------------------------
1997                       22.32         30.42              1.5895              0.0884              44.10
----------------------------------------------------------------------------------------------------------------
1998                       30.42         30.38              0.4139              0.0755               1.55
----------------------------------------------------------------------------------------------------------------
1999                       30.38         26.49              0.7891                --               (10.12)
----------------------------------------------------------------------------------------------------------------
01/01/00-03/31/00          26.49         25.73               --                  --                 (2.87)
----------------------------------------------------------------------------------------------------------------
                                                  Totals: $11.4979            $0.5552
----------------------------------------------------------------------------------------------------------------
                                                          Cumulative Total Return as of 03/31/00:  348.19%
----------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

     The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PaineWebber Financial Services Growth Fund Inc.

Performance Results (unaudited) (concluded)



Performance Summary Class C Shares


                             Net Asset Value
                         ----------------------        Capital Gains                                 Total
Period Covered           Beginning       Ending          Distributed       Dividends Paid           Return(1)
----------------------------------------------------------------------------------------------------------------
07/01/92-12/31/92         $14.61        $17.32               --                $0.0359              18.80%
----------------------------------------------------------------------------------------------------------------
1993                       17.32         17.03             $1.8425              0.0691               9.52
----------------------------------------------------------------------------------------------------------------
1994                       17.03         15.48             1.2660               0.0209              (1.50)
----------------------------------------------------------------------------------------------------------------
1995                       15.48         20.21             2.2099               0.1819              46.30
----------------------------------------------------------------------------------------------------------------
1996                       20.21         22.29             3.3870               0.0861              27.99
----------------------------------------------------------------------------------------------------------------
1997                       22.29         30.37             1.5895               0.0938              44.09
----------------------------------------------------------------------------------------------------------------
1998                       30.37         30.31             0.4139               0.0944               1.55
----------------------------------------------------------------------------------------------------------------
1999                       30.31         26.43             0.7891                --                (10.11)
----------------------------------------------------------------------------------------------------------------
01/01/00-03/31/00          26.43         25.68               --                  --                 (2.84)
----------------------------------------------------------------------------------------------------------------
                                                Totals:  $11.4979              $0.5821
----------------------------------------------------------------------------------------------------------------
                                                          Cumulative Total Return as of 03/31/00:  206.72%
----------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gain distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

     Note: The Fund offers Class Y shares to a limited group of elegible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the year ended March 31, 2000 and since inception, March 30, 1998 through March 31, 2000, Class Y shares have a total return of (8.76)% and (14.80)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represent past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PaineWebber Utility Income Fund

Performance Results (unaudited)


                                                                                     Total Return(1)
                                                                              ----------------------------------
                                   Net Asset Value                            12 Months            6 Months
                         ------------------------------------              -------------------------------------
                         03/31/00      09/30/99      03/31/99              Ended 03/31/00       Ended 03/31/00
----------------------------------------------------------------------------------------------------------------
Class A Shares            $14.97        $13.58        $13.60                    11.82%              10.75%
----------------------------------------------------------------------------------------------------------------
Class B Shares             14.96         13.60         13.60                    10.78               10.22
----------------------------------------------------------------------------------------------------------------
Class C Shares             14.92         13.56         13.58                    10.92               10.30
----------------------------------------------------------------------------------------------------------------

Performance Summary Class A Shares

                             Net Asset Value
                         ----------------------         Capital Gains                                Total
Period Covered           Beginning       Ending          Distributed       Dividends Paid           Return(1)
----------------------------------------------------------------------------------------------------------------
07/02/93-12/31/93         $10.00       $  9.70               --                $0.2340              (0.70)%
----------------------------------------------------------------------------------------------------------------
1994                        9.70          8.28               --                 0.4829              (9.71)
----------------------------------------------------------------------------------------------------------------
1995                        8.28         10.14               --                 0.4662              28.82
----------------------------------------------------------------------------------------------------------------
1996                       10.14         10.56               --                 0.3530               7.90
----------------------------------------------------------------------------------------------------------------
1997                       10.56         12.90               --                 0.3299              25.75
----------------------------------------------------------------------------------------------------------------
1998                       12.90         14.17               --                 0.3709              12.87
----------------------------------------------------------------------------------------------------------------
1999                       14.17         14.37               --                 0.2805               3.47
----------------------------------------------------------------------------------------------------------------
01/01/00-03/31/00          14.37         14.97               --                  --                  4.18
----------------------------------------------------------------------------------------------------------------
                                                  Totals:  $0.0000             $2.5174
----------------------------------------------------------------------------------------------------------------
                                                 Cumulative Total Return as of 03/31/00:           90.63%
----------------------------------------------------------------------------------------------------------------

Performance Summary Class B Shares

                             Net Asset Value
                         ----------------------         Capital Gains                                Total
Period Covered           Beginning       Ending          Distributed       Dividends Paid           Return(1)
----------------------------------------------------------------------------------------------------------------
07/02/93-12/31/93         $10.00       $  9.70               --                $0.2010              (1.02)%
----------------------------------------------------------------------------------------------------------------
1994                        9.70          8.28               --                 0.4169             (10.40)
----------------------------------------------------------------------------------------------------------------
1995                        8.28         10.14               --                 0.3980              27.87
----------------------------------------------------------------------------------------------------------------
1996                       10.14         10.56               --                 0.2756               7.06
----------------------------------------------------------------------------------------------------------------
1997                       10.56         12.90               --                 0.2427              24.78
----------------------------------------------------------------------------------------------------------------
1998                       12.90         14.17               --                 0.2689              12.03
----------------------------------------------------------------------------------------------------------------
1999                       14.17         14.40               --                 0.1321               2.59
----------------------------------------------------------------------------------------------------------------
01/01/00-03/31/00          14.40         14.96               --                  --                  3.89
----------------------------------------------------------------------------------------------------------------
                                                      Totals:  $0.0000         $1.9352
----------------------------------------------------------------------------------------------------------------
                                                          Cumulative Total Return as of 03/31/00:  82.01%
----------------------------------------------------------------------------------------------------------------

Performance Summary Class C Shares

                             Net Asset Value
                         ----------------------         Capital Gains                                Total
Period Covered           Beginning       Ending          Distributed       Dividends Paid           Return(1)
----------------------------------------------------------------------------------------------------------------
07/02/93-12/31/93         $10.00       $  9.70               --                $0.2020              (1.01)%
----------------------------------------------------------------------------------------------------------------
1994                        9.70          8.28               --                 0.4158             (10.41)
----------------------------------------------------------------------------------------------------------------
1995                        8.28         10.14               --                 0.3970              27.86
----------------------------------------------------------------------------------------------------------------
1996                       10.14         10.56               --                 0.2766               7.07
----------------------------------------------------------------------------------------------------------------
1997                       10.56         12.89               --                 0.2459              24.72
----------------------------------------------------------------------------------------------------------------
1998                       12.89         14.15               --                 0.2728              12.00
----------------------------------------------------------------------------------------------------------------
1999                       14.15         14.36               --                 0.1676               2.71
----------------------------------------------------------------------------------------------------------------
01/01/00-03/31/00          14.36         14.92               --                  --                  3.90
----------------------------------------------------------------------------------------------------------------
                                                 Totals:  $0.0000              $1.9777
----------------------------------------------------------------------------------------------------------------
                                                           Cumulative Total Return as of 03/31/00:  80.98%
----------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gain distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

     Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the year ended March 31, 2000 and since inception, September 10, 1998 through March 31, 2000, Class Y shares have a total return of 12.00% and 23.36%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PaineWebber Financial Services Growth Fund Inc.

Portfolio of Investments                                          March 31, 2000


Number of
 Shares                                                                 Value
---------                                                              -------

COMMON STOCKS--95.38%

Banks--24.79%
 210,000    Bank of New York Company Inc. ....................        $8,728,125
 140,000    Chase Manhattan Corp. ............................        12,206,250
 170,000    Citigroup, Inc. ..................................        10,083,125
 220,000    Cullen Frost Bankers Inc. ........................         5,816,250
 255,470    Firstar Corp. ....................................         5,859,843
 100,000    FleetBoston Financial Corp. ......................         3,650,000
 100,000    Imperial Bankcorp ................................         3,100,000
 125,000    Prosperity Bancshares Inc. .......................         1,843,750
 110,000    Texas Regional Bankshares Inc. ...................         2,798,125
 220,000    Wells Fargo & Co. ................................         9,006,250
  25,000    Zions BanCorp ....................................         1,040,625
                                                                ----------------
                                                                      64,132,343
                                                                ----------------
Brokerage & Asset Management--29.09%
 200,000    Affiliated Managers Group Inc. ...................         9,500,000
 100,000    BlackRock Inc.* ..................................         2,025,000
 130,000    Charles Schwab Corp. (1) .........................         7,385,625
 100,000    Donaldson, Lufkin & Jenrette Inc. ................         5,175,000
 150,000    Federated Investors Inc. .........................         4,096,875
  80,000    Franklin Resource, Inc. ..........................         2,675,000
 130,000    Kansas City Southern Industries, Inc. ............        11,171,875
  30,000    Legg Mason Inc. ..................................         1,297,500
 120,000    Lehman Brothers Holdings, Inc. ...................        11,640,000
  80,000    Merrill Lynch & Co., Inc. ........................         8,400,000
` 60,000    Morgan Stanley, Dean Witter & Co. ................         4,893,750
 135,000    T. Rowe Price & Associates, Inc. (1) .............         5,332,500
  40,000    Waddell & Reed Financial Inc. ....................         1,692,500
                                                                ----------------
                                                                      75,285,625
                                                                ----------------


Number of
 Shares                                                                 Value
---------                                                              -------

Business Services--7.21%
  30,000    Checkfree Holdings Corp.* ........................        $2,115,000
  42,000    Comdisco Inc. ....................................         1,853,250
 180,000    First Data Corp. (1) .............................         7,965,000
  30,000    Intuit Inc. ......................................         1,631,250
  55,000    Official Payments Corp. ..........................         2,310,000
  15,000    S1 Corp. .........................................         1,285,313
  10,000    Versign Inc. .....................................         1,495,000
                                                                ----------------
                                                                      18,654,813
                                                                ----------------
Financial Services--18.56%
 125,000    Allied Capital Corp. .............................         2,179,687
  30,000    American Express Co. .............................         4,468,125
 210,000    Capital One Financial Corp. ......................        10,066,875
 110,000    Compucredit Corp. ................................         3,980,625
  50,000    Federal Home Loan Mortgage Corp. .................         2,209,375
  10,000    Federal National Mortgage Assn. ..................           564,375
 150,000    Household International, Inc. ....................         5,596,875
 350,000    MBNA Corp. .......................................         8,925,000
  80,000    Metris Company, Inc. .............................         3,110,000
  80,000    Providian Financial Corp. ........................         6,930,000
                                                                ----------------
                                                                      48,030,937
                                                                ----------------
Insurance--15.73%
 240,000    AMBAC Financial Group Inc. (1) ...................        12,090,000
  50,156    American International Group Inc. ................         5,492,082
 315,000    AXA Financial Inc. ...............................        11,300,625
  20,000    Lincoln National Corp. ...........................           670,000
 270,000    Travelers Property Casualty Corp. ................        11,137,500
                                                                ----------------
                                                                      40,690,207
                                                                ----------------
Total Common Stocks (cost--$213,310,204) .....................       246,793,925
                                                                ----------------

PaineWebber Financial Services Growth Fund Inc.

 Principal
  Amount                                                                                    Maturity        Interest
   (000)                                                                                     Dates           Rates           Value
   -----                                                                                     -----           -----           -----
REPURCHASE AGREEMENTs--4.88%
$ 10,000    Repurchase Agreement dated 03/31/00 with Dresdner Bank,
              collateralized by $10,156,000 U.S. Treasury Notes, 5.750% due 04/30/03
              (value--$10,199,671); proceeds: $10,004,917 .............................    04/03/00           5.900%    $10,000,000
   2,636    Repurchase Agreement dated 03/31/00 with Merrill Lynch & Co., Inc.
              collateralized by $2,580,000 U.S. Treasury Notes, 7.500% due 11/15/01
              (value--$2,692,875); proceeds: $2,637,296 ...............................    04/03/00           5.900       2,636,000
                                                                                                                      -------------
Total Repurchase Agreements (cost--$12,636,000) .......................................                                  12,636,000
                                                                                                                      -------------

Total Investments (cost--$225,946,204)--100.26% .......................................                                 259,429,925
Liabilities in excess of other assets--(0.26%) ........................................                                    (669,516)
                                                                                                                      -------------
Net Assets--100.00% ...................................................................                                $258,760,409
                                                                                                                      -------------

----------------
*Non-income producing security.

(1) Security, or portion thereof, was on loan at March 31, 2000.


                 See accompanying notes to financial statements

PaineWebber Utility Income Fund

Portfolio of Investments                                          March 31, 2000


Number of
 Shares                                                                 Value
---------                                                              -------

COMMON STOCKS--94.58%

Construction--0.80%
   5,000    Martin Marietta Materials, Inc. ..................         $ 237,500
                                                                ----------------

Electric Utilities--33.94%
  20,000    Allegheny Energy Inc. ............................           551,250
  15,000    Alliant Corp. ....................................           456,563
  15,000    Calpine Corp.* ...................................         1,410,000
  20,000    CH Energy Group Inc. .............................           607,500
  20,000    Constellation Energy Group, Inc. .................           637,500
  37,500    DPL Inc. .........................................           832,031
  10,000    DQE Inc. .........................................           455,000
  30,000    Energy East Corp. ................................           594,375
  25,000    New Century Energies, Inc. .......................           751,562
  24,000    Nisource Inc. ....................................           405,000
  17,500    Nstar ............................................           735,000
  10,000    PECO Energy Co. ..................................           368,750
  20,000    Puget Sound Power & Light Co. ....................           443,750
  25,000    RGS Energy Group Inc. ............................           531,250
  25,000    SCANA Corp. ......................................           614,063
  25,200    Sierra Pacific Resources .........................           315,000
  10,000    Unicom Corp. .....................................           365,000
                                                                ----------------
                                                                      10,073,594
                                                                ----------------
Gas Utility--7.55%
   3,000    Columbia Energy Group ............................           177,750
  20,000    Dynegy Inc. ......................................         1,255,000
  20,000    El Paso Energy Corp. .............................           807,500
                                                                ----------------
                                                                       2,240,250
                                                                ----------------

Number of
 Shares                                                                 Value
---------                                                              -------

Long Distance & Phone Companies--46.97%
  15,000    AT&T Corp. .......................................         $ 843,750
  15,376    Bell Atlantic Corp. ..............................           939,858
  22,000    BellSouth Corp. ..................................         1,034,000
  20,000    Century Telephone Enterprises, Inc. ..............           742,500
   3,000    Covad Communications Group, Inc.* ................           217,500
   9,825    Global Crossing Ltd.* ............................           402,211
  11,000    Global Telesystems Group Inc.* ...................           225,500
  10,000    GTE Corp. ........................................           710,000
  25,000    ITC Deltacom* ....................................           890,625
  10,000    Level 3 Communications Inc. ......................         1,057,500
  22,500    MCI WorldCom Inc.* ...............................         1,019,531
  10,000    Northpoint Communications Holding* ...............           230,625
  17,500    NTL Inc.* ........................................         1,624,219
  27,000    Qwest Communications International Inc. ..........         1,309,500
  23,160    SBC Communications Inc. ..........................           972,720
  10,000    Sprint Corp. .....................................           630,000
  15,000    US West, Inc. ....................................         1,089,375
                                                                ----------------
                                                                      13,939,414
                                                                ----------------

Media--5.32%
   15,000   Fox Entertainment Group Inc.* ....................           449,062
   10,000   Univision Communications Inc.* ...................         1,130,000
                                                                ----------------
                                                                       1,579,062
                                                                ----------------
            Total Common Stocks (cost--$17,131,147) ..........        28,069,820
                                                                ----------------

Principal
  Amount                                                              Maturity         Interest
  (000)                                                                 Dates            Rates
---------                                                             --------         ---------
Corporate Bonds--4.48%
Cable--2.10%
$    550    TCI Communications, Inc.* ........................        03/31/27           9.650%            623,219
                                                                                                       -----------

Electric Utilities--1.14%
     350    Texas Utilities Electric Capital .................        01/30/37           8.175             336,302
                                                                                                       -----------

Publishing--1.24%
     410    News America Holdings Inc. .......................  12/01/95 to 10/17/96  7.900 to 8.250       368,842
                                                                                                       -----------
Total Corporate Bonds (cost--$1,305,073) .....................                                           1,328,363
                                                                                                       -----------

Repurchase Agreement--0.91%
     270    Repurchase Agreement dated 03/31/00 with State
              Street Bank & Trust Co., collateralized by
              $264,130 U.S. Treasury Notes, 7.500% due
              11/15/01 (value--$281,813); proceeds:
              $270,107 (cost--$270,000) ......................         04/03/00           4.750            270,000
                                                                                                       -----------
Total Investments (cost--$18,706,220)--99.97% ................                                          29,668,183
Other assets in excess of liabilities--0.03% .................                                              10,070
                                                                                                       -----------
Net Assets--100.00% ..........................................                                         $29,678,253
                                                                                                       ===========

* Non-Income producing security.


                 See accompanying notes to financial statements

                      [This Page Intentionally Left Blank]

PaineWebber

Statement of Assets and Liabilities                               March 31, 2000

                                                                                          Financial      Utility
                                                                                          Services       Income
                                                                                         Growth Fund      Fund
                                                                                         -----------      ----
Assets
Investments in securities, at value (cost--$225,946,204 and
  $18,706,220, respectively) ...............................................            $259,429,925   $29,668,183
Investments of cash collateral received for securities loaned,
  at value (cost--$9,084,900 and $0, respectively) .........................               9,084,900          --
Cash .......................................................................                     133         4,806
Receivable for investments sold ............................................               3,114,634       265,151
Dividends and interest receivable ..........................................                 218,202        76,260
Receivable for fund shares sold ............................................                 173,677         1,377
Other assets ...............................................................                  23,259        17,844
                                                                                       -------------   -----------

Total assets ...............................................................             272,044,730    30,033,621
                                                                                       -------------   -----------

Liabilities
Collateral for securities loaned ...........................................               9,084,900          --
Payable for investments purchased ..........................................               2,868,068          --
Payable for Fund Shares Repurchased ........................................                 924,052       227,113
Payable to affiliates ......................................................                 278,853        33,686
Accrued expenses and other liabilities .....................................                 128,448        94,569
                                                                                       -------------   -----------

Total liabilities ..........................................................              13,284,321       355,368
                                                                                       -------------   -----------

Net Assets
Capital Stock/Beneficial Interest shares of $0.001 par value outstanding ...             223,484,687    19,518,587
Accumulated net investment loss ............................................                 --            --
Accumulated net realized gains (losses) from investment transactions .......               1,792,001      (802,297)
Net unrealized apppreciation of investments ................................              33,483,721    10,961,963
                                                                                       -------------   -----------
Net assets .................................................................           $ 258,760,409   $29,678,253
                                                                                       =============   ===========

Class A:
Net assets .................................................................           $ 126,334,373   $18,062,301
                                                                                       -------------   -----------
Shares outstanding .........................................................               4,735,639     1,206,672
                                                                                       -------------   -----------
Net asset value and redemption value per share .............................                 $ 26.68       $ 14.97
                                                                                             =======       =======

Maximum offering price per share (net asset value plus sales charge of
   4.50% of offering price) ................................................                 $ 27.94       $ 15.68
                                                                                             =======       =======


Class B:
Net assets. ................................................................            $ 91,642,608    $4,803,866
                                                                                       -------------   -----------

Shares outstanding .........................................................               3,561,367       321,025
                                                                                       -------------   -----------
Net asset value and offering price per share ...............................                 $ 25.73       $ 14.96
                                                                                             =======       =======


Class C:
Net assets. ................................................................            $ 38,281,802    $6,688,510
                                                                                        ------------   -----------

Shares outstanding .........................................................               1,490,965       448,236
                                                                                        ------------   -----------

Net asset value and offering price per share ...............................                $ 25.68        $ 14.92
                                                                                            =======        =======

Class Y:
Net assets. ................................................................            $  2,501,626    $  123,576
                                                                                        ------------   -----------

Shares outstanding .........................................................                  93,782         8,281
                                                                                        ------------   -----------

Net asset value, offering price and redemption value per share .............                 $ 26.67       $ 14.92
                                                                                             =======       =======



                 See accompanying notes to financial statements

PaineWebber

Statement of Operations                        For the Year Ended March 31, 2000


                                                                                          Financial      Utility
                                                                                          Services       Income
                                                                                         Growth Fund      Fund
                                                                                         -----------      ----
Investment income:

Dividends ..................................................................            $ 4,721,943    $ 906,162
Interest ...................................................................              1,014,402      207,556
                                                                                      -------------   ----------
 ...........................................................................              5,736,345    1,113,718
                                                                                      -------------   ----------

Expenses:

Investment advisory and administration .....................................              2,541,366      233,717
Service fees--Class A ......................................................                407,951       39,659
Service and distribution fees--Class B .....................................              1,398,523       97,789
Service and distribution fees--Class C .....................................                561,488       76,558
Transfer agency and service ................................................                371,786       34,235
Custody and accounting .....................................................                292,832       22,010
Federal and state registration fees ........................................                167,895       37,926
Reports and notices to shareholders ........................................                 74,416       27,979
Legal and audit ............................................................                 77,220       74,438
Directors/Trustees' fees ...................................................                 10,500       10,500
Other expenses .............................................................                 88,891        9,746
                                                                                      -------------   ----------
                                                                                          5,992,868      664,557
Less: Fee waiver from adviser ..............................................                 (4,398)        --
                                                                                      -------------   ----------
Net expenses ...............................................................              5,988,470      664,557
                                                                                      -------------   ----------
Net investment income (loss) ...............................................               (252,125)     449,161
                                                                                      -------------   ----------

Realized and unrealized gains (losses) from investment transactions:
Net realized gains from investment transactions ............................              1,358,327    1,216,188
Net change in unrealized appreciation/depreciation of investments ..........            (39,756,249)   1,876,849
                                                                                      -------------   ----------

Net realized and unrealized gains (losses) from transactions ...............            (38,397,922)   3,093,037
                                                                                      -------------   ----------

Net increase (decrease) in net assets resulting from operations ............          $ (38,650,047)  $3,542,198
                                                                                       =============  ==========


                 See accompanying notes to financial statements

PaineWebber Financial Services Growth Fund Inc.

Statement of Changes in Net Assets

                                                                                          For the Years Ended
                                                                                               March 31,
                                                                                      --------------------------
                                                                                         2000           1999
                                                                                      -----------    -----------
From operations:

Net investment income (loss) ...............................................          $  (252,125)    $3,152,890
Net realized gains from investment transactions ............................            1,358,327     10,373,374
Net change in unrealized appreciation/depreciation of investments ..........          (39,756,249)   (60,166,139)
                                                                                      -----------    -----------
Net decrease in net assets resulting from operations .......................          (38,650,047)   (46,639,875)
                                                                                      -----------    -----------

Dividends and distributions to shareholders from:

Net investment income--Class A .............................................             (415,492)    (1,912,147)
Net investment income--Class B .............................................                --          (548,684)
Net investment income--Class C .............................................                --          (265,951)
Net investment income--Class Y .............................................              (11,800)       (48,437)
Net realized gains from investment transactions--Class A ...................           (4,208,795)    (2,846,899)
Net realized gains from investment transactions--Class B ...................           (3,471,055)    (3,007,950)
Net realized gains from investment transactions--Class C ...................           (1,409,862)    (1,166,071)
Net realized gains from investment transactions--Class Y ...................              (80,615)       (54,597)
                                                                                      -----------    -----------
Total dividends and distributions to shareholders ..........................           (9,597,619)    (9,850,736)
                                                                                      -----------    -----------

From capital stock transactions:

Net proceeds from the sale of shares .......................................          189,272,936    424,377,598
Cost of shares repurchased .................................................         (374,535,641)  (365,190,187)
Proceeds from dividends reinvested .........................................            8,483,816      8,988,686
                                                                                      -----------    -----------
Net increase (decrease) in net assets from capital stock transactions ......         (176,778,889)    68,176,097
                                                                                      -----------    -----------
Net increase (decrease) in net assets ......................................         (225,026,555)    11,685,486

Net assets:

Beginning of year ..........................................................          483,786,964    472,101,478
                                                                                      -----------    -----------
End of year (including undistributed net investment income of $1,100,359
  at March 31, 1999) .......................................................         $258,760,409   $483,786,964
                                                                                     ============   ============


                 See accompanying notes to financial statements
20

PaineWebber Utility Income Fund

Statement of Changes in Net Assets

                                                                                          For the Years Ended
                                                                                               March 31,
                                                                                      --------------------------
                                                                                         2000           1999
                                                                                      -----------    -----------
From operations:

Net investment income ......................................................           $  449,161     $  812,045
Net realized gains from investment transactions ............................            1,216,188      1,659,180
Net change in unrealized appreciation/depreciation of investments ..........            1,876,849     (2,311,090)
                                                                                      -----------    -----------
Net increase in net assets resulting from operations .......................            3,542,198        160,135
                                                                                      -----------    -----------

Dividends to shareholders from:

Net investment income--Class A .............................................             (257,333)      (201,569)
Net investment income--Class B .............................................              (61,226)      (375,035)
Net investment income--Class C .............................................              (73,519)      (148,781)
Net investment income--Class Y .............................................               (1,469)          (492)
                                                                                      -----------    -----------
Total dividends to shareholders ............................................             (393,547)      (725,877)
                                                                                      -----------    -----------

From beneficial interest transactions:

Net proceeds from the sale of shares .......................................            8,041,784      5,043,771
Cost of shares repurchased .................................................          (16,334,617)    (7,642,154)
Proceeds from dividends reinvested .........................................              290,384        541,936
                                                                                      -----------    -----------
Net decrease in net assets from beneficial interest transactions ...........           (8,002,449)    (2,056,447)
                                                                                      -----------    -----------
Net decrease in net assets .................................................           (4,853,798)    (2,622,189)

Net assets:

Beginning of year ..........................................................           34,532,051     37,154,240
                                                                                      -----------    -----------
End of year (including undistributed net investment income of $36,132 at
  March 31, 1999) ..........................................................          $29,678,253    $34,532,051
                                                                                      ===========    ===========


                 See accompanying notes to financial statements

Notes to Financial Statements

Organization and Significant Accounting Policies

     PaineWebber Financial Services Growth Fund Inc. ("Financial Services Growth Fund") and PaineWebber Utility Income Fund ("Utility Income Fund") (collectively, the "Funds") are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. Financial Services Growth Fund was incorporated in the state of Maryland on February 13, 1986 and Utility Income Fund is a series of PaineWebber Managed Investments Trust (the "Trust") which was organized under Massachusetts law by a Declaration of Trust dated August 9, 1991 and November 21, 1986, respectively.

     Each Fund currently offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan, if any.

     The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     Valuation of Investments--The Funds calculate net asset values based on the current market value for its portfolio's securities. The Funds normally obtain market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-thecounter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated (PaineWebber), and investment adviser and administrator of the Funds. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's/Trust's Board of Directors/Trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless each Fund's/Trust's board determines that this does not represent fair value.

     Repurchase Agreements--Each Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

     Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Notes to Financial Statements

     Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

     Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Risk

     Financial Services Growth Fund invests primarily in equity securities of financial services companies and Utility Income Fund invests primarily in securities of utility companies. Economic, legislative and regulatory developments impacting those industries may affect the market value of each Fund's investments. In addition, each Fund's ability to invest in U.S. dollar-denominated foreign equity securities and ability to use options and futures contracts also entail special risks.

Investment Adviser and Administrator

     Each Fund has an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contracts, Financial Services Growth Fund and Utility Income Fund pay Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.70% of each Fund's average daily net assets. At March 31, 2000, Financial Services Growth Fund and Utility Income Fund owed Mitchell Hutchins $147,205 and $18,059, respectively, in investment advisory and administration fees. Mitchell Hutchins waived a portion of its investment advisory and administration fees in connection with the Financial Services Growth Fund's and Utility Income Fund's investment of cash collateral from security lending in the Mitchell Hutchins Private Money Market Fund LLC. For the year ended March 31, 2000, Mitchell Hutchins waived $4,398 and $0, respectively.

     For the year ended March 31, 2000, Financial Services Growth Fund and Utility Income Fund paid $66,672 and $0, respectively, in brokerage commissions to PaineWebber for transactions executed on behalf of the Funds.

Distribution Plans

     Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Funds pay Mitchell Hutchins monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At March 31, 2000, Financial Services Growth Fund and Utility Income Fund owed Mitchell Hutchins $131,388 and $14,058, respectively, in service and distribution fees.

Notes to Financial Statements


     Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins earned $1,673,081 and $23,397, in sales charges for the Financial Services Growth Fund and Utility Income Fund, respectively, for the year March 31, 2000.

Security Lending

     Each Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the year ended March 31, 2000, Financial Services Growth Fund and Utility Income Fund earned $40,884 and $17,319, respectively, for lending securities. Financial Services Growth Fund's and Utility Income Fund's lending agent is PaineWebber, which received compensation from the Funds for the year ended March 31, 2000 of $13,851 and $5,773, respectively.

     At March 31, 2000, Financial Services Growth Fund and Utility Income Fund owed PaineWebber $447 and $1,569, respectively, in compensation as security lending agent.

     As of March 31, 2000, the Financial Services Growth Fund's custodian held cash and/or cash equivalents having an aggregate value of $9,084,900 as collateral for portfolio securities loaned having a market value of $8,666,531. The cash collateral was invested in the following money market funds:



     Number                                                                                            Market
    of Shares                                                                                          Value
    ---------                                                                                       ------------
   2,422,216  Liquid Assets Money Market Portfolio .........................                        $  2,422,216

   6,657,066  Mitchell Hutchins Private Money Market Fund LLC ..............                           6,657,066

       5,618  Prime Money Market Portfolio .................................                               5,618
                                                                                                    ------------

     Total investments of cash collateral received for securities
     loaned (cost--$9,084,900) .............................................                        $  9,084,900
                                                                                                    ============

Notes to Financial Statements

Bank Line of Credit

     Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of each Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, each Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the Funds in the Facility. Interest is charged to each Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended March 31, 2000, the Funds did not borrow under the Facility.

Transfer Agency Service Fees

     PaineWebber provides certain transfer agency related services to each Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Funds. For the year ended March 31, 2000, PaineWebber received from PFPC, Inc., not the Funds, approximately 51% and 47% of the total transfer agency service fees collected by PFPC, Inc. from Financial Services Growth Fund and Utility Income Fund, respectively.

Investments in Securities

     For federal income tax purposes, the cost of securities owned at March 31, 2000 was substantially the same as the cost of securities for financial statement purposes.

     At March 31, 2000, the components of net unrealized appreciation of investments were as follows:


                                                                                      Financial        Utility
                                                                                      Services         Income
                                                                                     Growth Fund        Fund
                                                                                     -----------        ----
Gross appreciation (investment having an excess of value over cost) ........          $36,715,008    $11,784,104

Gross depreciation (investment having an excess of cost over value) ........          (3,231,287)      (822,141)
                                                                                      ----------       --------

Net unrealized appreciation of investments .................................          $33,483,721    $10,961,963
                                                                                      ===========    ===========


     For the year ended March 31, 2000, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:



                                             Financial       Utility
                                             Services        Income
                                            Growth Fund       Fund
                                            -----------       ----
Purchases .........................         $420,791,074   $9,475,490

Sales .............................         $590,927,083   $14,044,256

Notes to Financial Statements

Federal Tax Status

     Each Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

     To reflect reclassifications for the Financial Services Growth Fund arising from permanent "book/tax" differences for the year ended March 31, 2000, undistributed net investment income was decreased by $420,942, accumulated net realized gains from investment transactions were increased by $806,817 and capital stock was decreased by $385,875.

     To reflect reclassifications for the Utility Income Fund arising from permanent "book/tax" differences for the year ended March 31, 2000, accumulated net investment income was decreased by $91,746, accumulated net realized gains from investment transactions were increased by $180,585 and beneficial interest was decreased by $88,839.

     At March 31, 2000, Utility Income Fund had a net capital loss carryforward of $802,297 which will expire by March 31, 2003. To the extent such losses are used, as provided in the regulations, to offset future net realized capital gains, it is probable these gains will not be distributed.

Notes to Financial Statements

Capital Stock/Beneficial Interest

     There are 300 million shares of $0.001 par value common stock authorized for the Financial Services Growth Fund. Transactions in common stock were as follows:

                                Class A                      Class B                    Class C                     Class Y
                        -------------------------   --------------------------   -------------------------  ------------------------
                          Shares         Amount       Shares         Amount       Shares        Amount       Shares        Amount
                        ----------  -------------   -----------  -------------   ----------  -------------  ---------  -------------
Financial Services
  Growth Fund

For the Year Ended
  March 31,  2000:

Shares sold .........   4,659,804   $ 135,090,999      516,161   $ 14,047,614    1,416,379   $ 38,470,701     58,581   $ 1,663,622

Shares repurchased ..  (7,239,977)   (207,821,936)  (3,315,872)   (89,858,005)  (2,663,184)   (72,777,596)  (143,320)   (4,078,104)

Shares converted from
  Class B to Class A      405,494      11,626,177     (418,960)   (11,626,177)        --             --         --            --

Dividends reinvested      149,338       3,954,469      122,317      3,131,318       51,175      1,307,005      3,436        91,024
                        ---------   -------------   ----------   ------------    ---------   ------------   --------   -----------

Net decrease ........  (2,025,341)  $ (57,150,291)  (3,096,354)  $(84,305,250)  (1,195,630)  $(32,999,890)   (81,303)  $(2,323,458)
                       ==========   =============   ==========   ============   ==========   ============   ========   ===========

                                Class A                      Class B                    Class C                     Class Y
                        -------------------------   --------------------------   -------------------------  ------------------------
                          Shares        Amount        Shares         Amount        Shares       Amount       Shares        Amount
                        ----------  -------------   -----------  -------------   ----------  -------------  ---------  -------------
For the Year Ended
  March 31, 1999:

Shares sold .........   7,542,064   $ 234,602,858    3,209,931   $ 99,463,482    2,728,837   $ 83,914,734    202,297   $ 6,396,524

Shares repurchased ..  (7,526,690)   (231,874,337)  (2,387,230)   (70,678,092)  (2,048,835)   (61,701,102)   (30,708)     (936,656)

Shares converted from
  Class B to Class A.     351,974      11,009,415     (362,660)   (11,009,415)        --             --         --            --

Dividends reinvested.     141,796       4,241,108      112,654      3,277,100       47,112      1,367,649      3,442       102,829
                        ---------   -------------   ----------   ------------    ---------   ------------   --------   -----------

Net increase ........     509,144   $  17,979,044      572,695   $ 21,053,075      727,114   $ 23,581,281    175,031   $ 5,562,697
                       ==========   =============   ==========   ============   ==========   ============   ========   ===========

     There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for the Utility Income Fund. Transactions in shares of beneficial interest were as follows:

                                Class A                      Class B                    Class C                     Class Y
                        -------------------------   --------------------------   -------------------------  ------------------------
                          Shares       Amount         Shares         Amount       Shares        Amount       Shares        Amount
                        ----------  -------------   -----------  -------------   ----------  -------------  ---------  -------------

Utility Income Fund

For the Year Ended
  March 31, 2000:

Shares sold ...........    13,686    $    199,399       46,168   $    667,970      487,578    $ 7,063,266     7,830      $ 111,149

Shares repurchased ....  (315,115)     (4,558,610)    (203,454)    (2,922,336)    (610,252)    (8,816,600)   (2,600)      (37,071)

Shares converted from
  Class B to Class A ..   957,151      13,820,102     (957,209)   (13,820,102)        --             --         --           --

Dividends reinvested ..    13,546         189,388        3,099         43,492        4,010         56,035       105          1,469
                        ---------   -------------   ----------   ------------      -------   ------------    ------     ----------

Net increase (decrease)   669,268   $   9,650,279   (1,111,396)  $(16,030,976)    (118,664)   $(1,697,299)    5,335     $  75,547
                       ==========   =============   ==========   ============   ==========   ============   ========   ===========

                                Class A                      Class B                    Class C                     Class Y
                        -------------------------   --------------------------   -------------------------  ------------------------
                          Shares         Amount       Shares         Amount        Shares        Amount       Shares        Amount
                        ----------  -------------   -----------  -------------   ----------  -------------  ---------  -------------

For the Year Ended
  March 31, 1999:

Shares sold ...........    18,839      $ 254,264      153,918     $ 2,071,525      198,842   $ 2,678,220       2,964       $39,762

Shares repurchased ....  (112,877)    (1,521,717)    (254,192)     (3,414,583)    (201,958)   (2,705,118)        (53)         (736)

Shares converted from
  Class B to Class A ..    50,414        680,729      (50,459)       (680,729)        --            --           --             --

Dividends reinvested ..    11,343        154,177       20,004         271,487        8,546       115,780         35            492
                       ----------   ------------    ---------    ------------   ----------   -----------    -------    -----------

Net increase (decrease)   (32,281)     $(432,547)    (130,729)    $(1,752,300)       5,430   $    88,882      2,946        $39,518
                       ==========   ============    =========    ============   ==========   ===========    =======    ===========

PaineWebber Financial Services Growth Fund Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period is presented below:


                                                         Class A                                       Class B
                                  -----------------------------------------------   ------------------------------------------------
                                           For the Years Ended March 31,                      For the Years Ended March 31,
                                  -----------------------------------------------   ------------------------------------------------
                                   2000       1999       1998     1997      1996     2000       1999       1998     1997     1996
                                  ------     ------     ------   ------    ------   ------     ------     ------   ------   ------
Net asset value,
  beginning of period..........   $30.24     $33.56     $23.41    $21.16   $17.11   $29.35     $32.62     $22.87   $20.75   $16.85
                                  ------     ------     ------   ------    ------   ------     ------     ------   ------   ------

Net investment income (loss)...     0.10@      0.33@      0.20      0.18     0.30    (0.12)@     0.09@      0.09     0.04     0.13

Net realized and unrealized
  gains  (losses) from
  investments .................    (2.79)@    (2.96)@    11.75      5.69     6.25    (2.71)@    (2.87)@    11.34     5.53     6.16
                                  ------     ------     ------   ------    ------   ------     ------     ------   ------   ------

Net increase (decrease) from
  investment operations .......    (2.69)     (2.63)     11.95      5.87     6.55    (2.83)     (2.78)     11.43     5.57     6.29
                                  ------     ------     ------   ------    ------   ------     ------     ------   ------   ------

Dividends from net investment
  income ......................    (0.08)     (0.28)     (0.21)    (0.23)   (0.29)     --       (0.08)     (0.09)   (0.06)   (0.18)

Distributions from net realized
  gains from investment
  transactions ................    (0.79)     (0.41)     (1.59)    (3.39)   (2.21)   (0.79)     (0.41)     (1.59)   (3.39)   (2.21)
                                  ------     ------     ------   ------    ------   ------     ------     ------   ------   ------

Total dividends and
  distributions ...............    (0.87)     (0.69)     (1.80)    (3.62)   (2.50)   (0.79)     (0.49)     (1.68)   (3.45)   (2.39)
                                  ------     ------     ------   ------    ------   ------     ------     ------   ------   ------

Net asset value, end of
  period ......................   $26.68     $30.24     $33.56    $23.41   $21.16   $25.73     $29.35     $32.62   $22.87   $20.75
                                  ======     ======     =======   ======   ======   ======     ======     ======   ======   ======

Total investment return (1) ...    (8.88)%    (7.81)%    51.92%    28.72%   39.02%   (9.63)%    (8.51)%    50.80%   27.74%   37.97%
                                  ======     ======     =======   ======   ======   ======     ======     ======   ======   ======

Ratios/Supplemental Data:
Net assets, end of period
  (000's) ..................... $126,334    204,433   $209,818   $85,661  $64,003  $91,643   $195,392   $198,473  $41,579  $28,147

Expenses to average net assets
  net of waivers from
  adviser (2)..................     1.23%      1.17%      1.17%     1.52%    1.37%    2.02%     1.94%       1.92%    2.27%    2.12%

Net investment income (loss) to
   average net assets net
   of waivers from adviser(2)..     0.35%      1.07%      1.12%     0.90%    1.50%   (0.44)%     0.29%      0.37%    0.15%    0.74%

Portfolio turnover rate .......      122%        59%        23%       40%     53%      122%        59%        23%      40%      53%


-------------

*    Annualized.

+    Commencement of issuance of shares.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.

(2) During the year ended March 31, 2000 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

@    Calculated using the average monthly shares outstanding for the year.

                                                         Class C                                       Class Y
                                  -----------------------------------------------   ------------------------------------------------
                                           For the Years Ended March 31,            For the Years Ended March 31,   For the Period
                                  -----------------------------------------------   -----------------------------   March 30, 1998+
                                   2000       1999        1998      1997     1996         2000         1999       to March 31, 1998
                                  ------     ------      ------    ------   ------       ------       ------      -----------------
Net asset value,
  beginning of period..........   $29.28     $32.56      $22.84    $20.75   $16.86       $30.23       $33.56           $33.22
                                  ------     ------      ------    ------   ------       ------       ------           ------

Net investment income (loss)...    (0.12)@     0.08@       0.12      0.06     0.12         0.17@        0.34@            --

Net realized and unrealized
  gains  (losses) from
  investments .................    (2.69)@    (2.86)@     11.28      5.51     6.16        (2.82)@      (2.89)@          0.34
                                  ------     ------      ------    ------   ------       ------       ------           ------

Net increase (decrease) from
  investment operations .......    (2.81)     (2.78)      11.40      5.57     6.28        (2.65)       (2.55)           0.34
                                  ------     ------      ------    ------   ------       ------       ------           ------

Dividends from net investment
  income ......................     --        (0.09)      (0.09)    (0.09)   (0.18)       (0.12)       (0.37)            --
                                  ------     ------      ------    ------   ------       ------       ------           ------

Distributions from net realized
  gains from investment
  transactions ................    (0.79)     (0.41)      (1.59)    (3.39)   (2.21)       (0.79)       (0.41)            --
                                  ------     ------      ------    ------   ------       ------       ------           ------

Total dividends and
  distributions ...............    (0.79)     (0.50)      (1.68)    (3.48)   (2.39)       (0.91)       (0.78)           0.00
                                  ------     ------      ------    ------   ------       ------       ------           ------

Net asset value, end of
  period ......................   $25.68     $29.28      $32.56    $22.84   $20.75       $26.67       $30.23          $33.56
                                  ======     ======      ======    ======   ======       ======       ======           ======


Total investment return (1) ...    (9.59)%    (8.50)%     50.76%    27.74%   37.92%       (8.76)%      (7.57)%          1.02%
                                  ======     ======      ======    ======   ======       ======       ======           ======

Ratios/Supplemental Data:
Net assets, end of period
  (000's) .....................  $38,282    $78,670     $63,809   $12,357   $6,989       $2,502       $5,292              $2

Expenses to average net assets
  net of waivers from
  adviser (2)..................     2.01%      1.94%       1.92%     2.28%    2.14%        1.00%        0.90%           0.80%*

Net investment income (loss) to
  average net assets net
  of waivers from adviser(2)...    (0.43)%     0.27%       0.36%     0.15%    0.72%        0.58%        1.22%           0.00%*

Portfolio turnover rate .......     122%         59%         23%       40%      53%         122%          59%            23%


PAINEWEBBER UTILITY INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:


                                                                                    Class A
                                                    -------------------------------------------------------------------
                                                                                                For the
                                                                                               Four Months  For the
                                                        For the Years Ended March 31,            Ended     Year Ended
                                                    ----------------------------------------    March 31,  November 30,
                                                    2000        1999       1998       1997         1996       1995
                                                    ----        ----       ----       ----         ----       ----
Net asset value, beginning of period .........     $13.60      $13.79     $10.20      $ 9.76       $9.77      $8.31
                                                   ------      ------     ------      ------       -----      -----
Net investment income ........................       0.26        0.39       0.33        0.34        0.15       0.47

Net realized and unrealized gains (losses)
     from investments ........................       1.33       (0.22)      3.61        0.41        --         1.44
                                                   ------      ------     ------      ------       -----      -----
Net increase from
     investment operations ...................       1.59        0.17       3.94        0.75        0.15       1.91
                                                   ------      ------     ------      ------       -----      -----
Dividends from net investment income .........      (0.22)      (0.36)     (0.35)      (0.31)      (0.16)     (0.45)
                                                   ------      ------     ------      ------       -----      -----

Net asset value, end of period ...............     $14.97      $13.60     $13.79      $10.20       $9.76      $9.77
                                                   ======      ======     ======      ======       =====      =====

Total investment return (1) ..................      11.82%       1.24%     39.15%      7.83%       1.46%      23.64%
                                                   ======      ======     ======      ======       =====      =====

Ratios/Supplemental data:
Net assets, end of period (000's) ............    $18,062      $7,308     $7,856      $6,039      $9,416    $10,750

Expenses to average net assets, net of
     waivers from adviser ....................       1.56%       1.59%      1.92%       1.93%       1.09%*     1.49%

Expenses to average net assets, before
     waivers from adviser ....................       1.56%       1.59%      1.92%       2.00%       1.44%*     1.49%

Net investment income to average net assets,
     net of waivers from adviser .............       1.72%       2.90%      2.77%       3.27%       4.26%*     5.13%

Net investment income to average net assets,
     before waivers from adviser .............       1.72%       2.90%      2.77%       3.20%       3.91%*     5.13%

Portfolio turnover rate ......................         29%         21%        10%         41%         21%        30%


----------------

*    Annualized.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.


                                                                                    Class B
                                                    -------------------------------------------------------------------
                                                                                                 For the
                                                                                               Four Months   For the
                                                        For the Years Ended March 31,             Ended     Year Ended
                                                    ----------------------------------------     March 31,  November 30,
                                                    2000        1999       1998       1997         1996        1995
                                                    ----        ----       ----       ----         ----        ----
Net asset value, beginning of period .........     $13.60      $13.79    $ 10.20     $  9.75     $  9.77     $ 8.31
                                                   ------      ------     ------      ------       -----      -----

Net investment income ........................       0.14        0.29       0.25        0.26        0.12       0.40

Net realized and unrealized gains (losses)
     from investments ........................       1.32      (0.23)       3.60        0.42       (0.01)      1.45
                                                   ------      ------     ------      ------       -----      -----

Net increase from
     investment operations ...................       1.46       0.06        3.85        0.68        0.11       1.85
                                                   ------      ------     ------      ------       -----      -----

Dividends from net investment income .........      (0.10)     (0.25)      (0.26)      (0.23)      (0.13)     (0.39)
                                                   ------      ------     ------      ------       -----      -----

Net asset value, end of period ...............     $14.96    $ 13.60     $ 13.79     $ 10.20      $ 9.75     $ 9.77
                                                   ======      ======     ======      ======       =====      =====

Total investment return (1) ..................      10.78%      0.49%      38.13%       7.05%       1.10%     22.73%
                                                   ======      ======     ======      ======       =====      =====

Ratios/Supplemental data:
Net assets, end of period (000's) ............     $4,804     $19,484    $21,562     $21,071     $34,765    $37,554

Expenses to average net assets, net of
     waivers from adviser ....................       2.41%      2.35%       2.68%       2.69%       1.85%*     2.23%

Expenses to average net assets, before
     waivers from adviser ....................       2.41%      2.35%       2.68%       2.76%       2.20%*     2.23%

Net investment income to average net assets,
     net of waivers from adviser .............       1.03%      2.16%       2.05%       2.51%       3.51%*     4.37%

Net investment income to average net assets,
     before waivers from adviser .............       1.03%      2.16%       2.05%       2.44%       3.16%*     4.37%

Portfolio turnover rate ......................         29%        21%         10%         41%         21%        30%


PAINEWEBBER UTILITY INCOME FUND


FINANCIAL HIGHLIGHTS

                                                                        Class C                                   Class Y
                                              ---------------------------------------------------------  -------------------------
                                                                                 For the                            For the Period
                                                                               Four Months   For the      For the    September 10
                                               For the Years Ended March 31,      Ended     Year Ended   Year Ended    1998+ to
                                             ---------------------------------  March 31,  November 30,   March 31,    March 31,
                                              2000     1999     1998     1997     1996         1995         2000         1999
                                             ------   ------   ------   ------   ------       ------       ------       ------

Net asset value, beginning of period ....    $13.58   $13.78   $10.20    $9.75     $9.77       $8.31       $13.55      $12.55
                                             ------   ------   ------    -----     -----       -----       ------      ------

Net investment income ...................      0.14     0.28     0.23     0.25      0.12        0.40         0.27        0.24
Net realized and unrealized gains
 (losses) from investments ..............      1.33    (0.22)    3.61     0.43     (0.01)       1.45         1.34        1.03
                                             ------   ------   ------    -----     -----       -----       ------      ------

Net increase from
  investment operations .................      1.47     0.06     3.84     0.68      0.11        1.85         1.61        1.27
                                             ------   ------   ------    -----     -----       -----       ------      ------

Dividends from net investment income ....     (0.13)   (0.26)   (0.26)   (0.23)    (0.13)      (0.39)       (0.24)      (0.27)
                                             ------   ------   ------   ------     -----       -----       ------      ------

Net asset value, end of period ..........    $14.92   $13.58   $13.78   $10.20     $9.75       $9.77       $14.92      $13.55
                                             ======   ======   ======   ======     =====       =====       ======      ======

Total investment return (1) .............     10.92%    0.44%   38.09%    7.06%     1.10%      22.71%       12.00%      10.14%
                                             ======   ======   ======   ======     =====       =====       ======      ======

Ratios/Supplemental data:
Net assets, end of period (000's) .......    $6,689   $7,700   $7,736   $6,909   $11,072     $12,222         $124         $40
Expenses to average net assets, net
   of waivers from adviser ..............      2.36%    2.35%    2.68%    2.70%     1.85%*      2.24%        1.38%       1.25%*
Expenses to average net assets,
   before waivers from adviser ..........      2.36%    2.35%    2.68%    2.76%     2.20%*      2.24%        1.38%       1.25%*
Net investment income to average net
   assets, net of waivers from adviser...      0.97%    2.13%    1.99%    2.51%     3.50%*      4.37%        1.91%       2.57%*
Net investment income to average net
   assets, before waivers from adviser...      0.97%    2.13%    1.99%    2.44%     3.15%*      4.37%        1.91%       2.57%*
Portfolio turnover rate .................        29%      21%      10%      41%       21%         30%          29%         21%


--------
*   Annualized.

+   Commencement of issuance of shares.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.

PaineWebber Financial Services Growth Fund Inc.
PaineWebber Utility Income Fund

Report of Ernst & Young LLP, Independent Auditors

The Boards of Trustees/Directors and Shareholders

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of PaineWebber Financial Services Growth Fund, Inc. and PaineWebber Utility Income Fund as of March 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and dislosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Financial Services Growth Fund Inc. and PaineWebber Utility Income Fund at March 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.



                                             /s/ Ernst & Yount LLP


New York, New York
May 25, 2000

PaineWebber Financial Services Growth Fund Inc.
PaineWebber Utility Income Fund

Tax Information (unaudited)

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end (March 31, 2000) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distributions paid during the fiscal year by the Funds were derived from the following sources:


                                                                                          Financial     Utility
                                                                                          Services      Income
Per Share Data:                                                                          Growth Fund     Fund
---------------                                                                          -----------     ----

Net investment income*
   Class A ....................................................................           $0.0779       $0.2208
   Class B ....................................................................              --          0.0986
   Class C ....................................................................              --          0.1330
   Class Y ....................................................................            0.1155        0.2382
   Long-term capital gains ....................................................            0.7891         --
    Percentage of ordinary income dividends qualifying for
      the dividends received deduction available to corporate shareholders ....             93.49%       100.00%


     Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

     Since each Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2000. Such notifications, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2001. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each of the Funds.

--------------------------------------------------------------------------------

Directors/Trustees

E. Garrett Bewkes, Jr.
Chairman

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer

Brian M. Storms



Principal Officers

Margo N. Alexander
President

Dianne E. O'Donnell
Vice President and Secretary

Paul H. Schubert
Vice President and Treasurer

Julieanna M. Berry
Vice President

James F. Keegan
Vice President

Mark A. Tincher
Vice President



Investment Advisor,
Administrator and Distributor

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019



This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber Financial Advisor or corresponding firm. Read the prospectus carefully before investing.

-----
PaineWebber offers a family of 27 funds
which encompass a diversified range of
investment goals.

Bond Funds
o  High Income Fund
o  Investment Grade Income Fund
o  Low Duration U.S. Government Income Fund
o  Strategic Income Fund
o  U.S. Government Income Fund

Tax-Free Bond Funds
o  California Tax-Free Income Fund
o  Municipal High Income Fund
o  National Tax-Free Income Fund
o  New York Tax-Free Income Fund

Stock Funds
o  Enhanced S&P 500 Fund
o  Enhanced Nasdaq-100 Fund
o  Financial Services Growth Fund
o  Growth Fund
o  Growth and Income Fund
o  Mid Cap Fund
o  Small Cap Fund
o  S&P 500 Index Fund
o  Strategy Fund
o  Tax-Managed Equity Fund
o  Utility Income Fund

Asset Allocation Funds
o  Balanced Fund
o  Tactical Allocation Fund

Global Funds
o  Asia Pacific Growth Fund
o  Emerging Markets Equity Fund
o  Global Equity Fund
o  Global Income Fund


PaineWebber Money Market Fund


                                     [LOGO]
                        (C)2000 PaineWebber Incorporated
                              All rights reserved.
                                   Member SIPC

--------------------------------------------------------------------------------


[LOGO]


          --------------------------

          Financial Services
          Growth Fund Inc.


          Utility
          Income Fund


          March 31, 2000

                                        Annual Report